Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.9%
	Shares	Value ($)
International 8.6%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	4,411,861	44,912,742
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	1,958,770	17,805,221
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	4,378,820	44,882,904
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	1,705,072	17,681,596
Total		125,282,463
U.S. Large Cap 18.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	984,222	24,123,279
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,317,036	71,054,066
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	601,977	16,867,392
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,111,169	21,856,698
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,047,340	11,478,842
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	503,459	12,571,372
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	575,116	19,674,726
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	622,944	19,822,086
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	501,124	13,650,610
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	568,057	19,632,054
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	516,560	12,671,227
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,229,118	27,138,930
Total		270,541,282
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	205,946	6,238,104
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	260,915	6,335,029
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	332,084	9,510,890
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	324,172	9,371,806
Total		31,455,829
U.S. Small Cap 2.5%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	409,614	5,865,674
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	355,047	5,755,311
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	66,582	1,468,126
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	486,900	11,296,069
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	458,209	12,541,188
Total		36,926,368
Total Equity Funds (Cost $350,717,841)		464,205,942

Exchange-Traded Funds 8.8%

iShares iBoxx $ Investment Grade Corporate Bond ETF	294,300	37,517,364
iShares MSCI EAFE ETF	508,987	33,191,042
SPDR S&P 500 ETF Trust	193,625	57,462,091
Total Exchange-Traded Funds (Cost $104,760,722)		128,170,497

Fixed-Income Funds 40.2%

Investment Grade 40.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,785,659	114,543,695
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,586,134	34,570,330
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,654,427	62,764,139
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,185,968	33,548,247
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,177,588	78,881,687
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,537,006	115,801,701
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,123,599	11,505,657
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	12,004,232	133,847,189
Total		585,462,645
Total Fixed-Income Funds (Cost $564,898,964)		585,462,645

Residential Mortgage-Backed Securities - Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034- 11/13/2049	3.000%	80,342,000	81,663,041
11/13/2049	3.500%	47,499,000	48,728,223
Total Residential Mortgage-Backed Securities - Agency (Cost $130,311,609)			130,391,264
Options Purchased Puts 0.5%
Value ($)
(Cost $11,797,796)	7,158,830

Money Market Funds 18.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	264,121,267	264,094,854
Total Money Market Funds (Cost $264,104,423)		264,094,854
Total Investments in Securities (Cost: $1,426,591,355)		1,579,484,032
Other Assets & Liabilities, Net		(125,023,466)
Net Assets		1,454,460,566

At September 30, 2019, securities and/or cash totaling $5,183,984 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	5	12/2019	USD	338,400	—	(5,740)
British Pound	48	12/2019	USD	3,699,600	—	(18,618)
Canadian Dollar	25	12/2019	USD	1,890,750	—	(10,835)
Euro Stoxx 50	57	12/2019	EUR	2,026,350	28,602	—
FTSE 100 Index	39	12/2019	GBP	2,879,565	45,123	—
MSCI Singapore IX ETS	9	10/2019	SGD	323,325	—	(2,255)
S&P 500 E-mini	445	12/2019	USD	66,271,625	—	(675,278)
S&P 500 Index	8	12/2019	USD	5,957,000	—	(46,328)
South African Rand	20	12/2019	USD	1,254,800	—	(33,174)
SPI 200 Index	18	12/2019	AUD	3,006,900	—	(545)
TOPIX Index	9	12/2019	JPY	142,920,000	56,324	—
U.S. Long Bond	140	12/2019	USD	22,723,750	—	(278,151)
U.S. Treasury 10-Year Note	200	12/2019	USD	26,062,500	—	(223,901)
U.S. Treasury 2-Year Note	49	12/2019	USD	10,559,500	—	(24,000)
U.S. Treasury 5-Year Note	440	12/2019	USD	52,425,313	—	(281,658)
U.S. Ultra Treasury Bond	17	12/2019	USD	3,262,406	—	(55,950)
Total					130,049	(1,656,433)

2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro FX	(42)	12/2019	USD	(5,755,313)	89,567	—
Hang Seng Index	(8)	10/2019	HKD	(10,416,800)	14,200	—
Japanese Yen	(7)	12/2019	USD	(813,575)	8,444	—
OMXS30 Index	(131)	10/2019	SEK	(21,585,525)	—	(9,080)
Russell 2000 E-mini	(93)	12/2019	USD	(7,091,250)	271,562	—
S&P/TSX 60 Index	(30)	12/2019	CAD	(5,976,600)	9,508	—
Swiss Franc	(32)	12/2019	USD	(4,032,800)	35,282	—
Total					428,563	(9,080)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	136,930,040	460	2,200.00	12/18/2020	3,755,857	2,258,600
S&P 500 Index	Deutsche Bank	USD	89,302,200	300	2,100.00	12/18/2020	2,819,560	1,149,000
S&P 500 Index	Deutsche Bank	USD	96,744,050	325	2,050.00	12/18/2020	2,563,836	1,093,625
S&P 500 Index	Deutsche Bank	USD	34,232,510	115	2,350.00	12/18/2020	826,050	796,375
S&P 500 Index	Deutsche Bank	USD	37,506,924	126	2,300.00	12/18/2020	922,755	781,830
S&P 500 Index	Deutsche Bank	USD	25,302,290	85	2,400.00	12/18/2020	562,958	655,350
S&P 500 Index	JPMorgan	USD	16,372,070	55	2,400.00	12/18/2020	346,780	424,050
Total							11,797,796	7,158,830
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	273,989,299	110,318,590	(120,186,622)	264,121,267	—	(5,698)	5,537	4,822,763	264,094,854
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	977,563	24,921	(18,262)	984,222	—	40,185	4,299,383	—	24,123,279
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,265,818	61,382	(10,164)	1,317,036	—	40,176	8,997,404	—	71,054,066
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	591,833	20,772	(10,628)	601,977	—	53,847	2,425,895	—	16,867,392
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	10,580,087	511,736	(306,164)	10,785,659	—	(60,738)	5,779,273	3,567,851	114,543,695
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,107,388	38,327	(34,546)	1,111,169	—	109,881	3,871,306	—	21,856,698
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,414,409	205,453	(33,728)	3,586,134	—	(31,343)	1,267,217	780,748	34,570,330
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	6,113,945	163,416	(622,934)	5,654,427	—	(129,027)	9,895,461	1,702,800	62,764,139
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	210,211	8,504	(12,769)	205,946	—	110,092	1,096,087	—	6,238,104
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	1,047,037	31,390	(31,087)	1,047,340	—	25,981	1,732,545	—	11,478,842
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	531,067	19,045	(46,653)	503,459	—	282,613	1,412,324	—	12,571,372
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	261,728	7,619	(8,432)	260,915	—	27,686	1,176,150	—	6,335,029
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	—	409,614	—	409,614	—	—	(184,326)	—	5,865,674
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	—	355,047	—	355,047	—	—	(294,689)	—	5,755,311
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	442,793	156,279	(532,490)	66,582	—	2,323,780	(1,040,925)	—	1,468,126
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,146,856	140,252	(101,140)	3,185,968	—	(25,006)	971,225	893,888	33,548,247
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	6,618,804	602,001	(43,217)	7,177,588	—	(3,085)	2,368,305	4,419,499	78,881,687
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	3,883,259	531,512	(2,910)	4,411,861	645,178	(2,960)	1,812,670	1,108,567	44,912,742
CTIVP® – DFA International Value Fund, Class 1 Shares
	1,497,278	465,934	(4,442)	1,958,770	494,709	(4,002)	(254,277)	572,806	17,805,221
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	3,842,618	536,755	(553)	4,378,820	209,838	(613)	1,683,790	1,098,228	44,882,904
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	590,756	18,967	(34,607)	575,116	—	402,737	2,953,900	—	19,674,726
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	620,470	19,162	(16,688)	622,944	—	76,738	3,379,746	—	19,822,086
CTIVP® – MFS® Value Fund, Class 1 Shares
	530,354	30,150	(59,380)	501,124	—	354,181	2,115,892	—	13,650,610
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	593,240	22,013	(47,196)	568,057	—	527,920	3,360,125	—	19,632,054
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	573,909	20,272	(77,621)	516,560	—	364,632	1,765,814	—	12,671,227
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	10,396,658	419,647	(279,299)	10,537,006	—	(24,677)	6,370,412	3,029,241	115,801,701
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	312,835	21,021	(1,772)	332,084	—	628	1,592,843	—	9,510,890
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,022,064	107,710	(6,175)	1,123,599	—	(1,216)	220,298	113,853	11,505,657
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	346,782	6,727	(29,337)	324,172	—	259,527	1,895,675	—	9,371,806
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	1,390,118	314,954	—	1,705,072	562,378	—	1,254,235	179,392	17,681,596
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	12,455,695	320,804	(772,267)	12,004,232	—	(228,206)	7,912,713	3,168,709	133,847,189
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	1,181,601	52,326	(4,809)	1,229,118	—	3,170	3,867,654	—	27,138,930
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	416,329	70,768	(197)	486,900	—	(176)	910,142	—	11,296,069
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	368,988	89,595	(374)	458,209	—	(607)	1,168,598	—	12,541,188
Total					1,912,103	4,486,420	85,788,402	25,458,345	1,313,763,441

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019	5